Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 10,532,317.6	$ 152,289.1	₨ 8,598,005.1
Borrower 1
Concentration Risk [Line Items]
Total Exposure	152,598.3	2,206.5	90,988.2
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	146,141.2		11,615.0
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	6,457.1		79,373.2
Borrower 2
Concentration Risk [Line Items]
Total Exposure	142,578.4	2,061.6	80,093.3
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	27,488.9		80,006.2
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	115,089.5		87.1
Borrower 3
Concentration Risk [Line Items]
Total Exposure	120,317.1	1,739.7	75,973.3
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	120,004.3		27,567.3
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	312.8		48,406.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	93,471.4	1,351.5	73,422.5
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	92,271.4		59,631.9
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	1,200.0		13,790.6
Borrower 5
Concentration Risk [Line Items]
Total Exposure	80,041.1	1,157.3	70,012.7
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	80,008.5		70,012.7
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	32.6		0.0
Borrower 6
Concentration Risk [Line Items]
Total Exposure	72,447.9	1,047.5	57,070.0
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	57,604.0		34,673.6
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	14,843.9		22,396.4
Borrower 7
Concentration Risk [Line Items]
Total Exposure	67,754.9	979.7	56,378.6
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	32,948.9		13,054.6
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	34,806.0		43,324.0
Borrower 8
Concentration Risk [Line Items]
Total Exposure	66,446.8	960.8	54,750.9
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	51,283.8		6,001.5
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	15,163.0		48,749.4
Borrower 9
Concentration Risk [Line Items]
Total Exposure	66,115.6	956.0	47,667.1
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	43,602.4		44,367.1
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	22,513.2		3,300.0
Borrower 10
Concentration Risk [Line Items]
Total Exposure	56,907.0	$ 822.8	45,000.0
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	30,559.1		45,000.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 26,347.9		₨ 0.0